GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%
China – 93.4%
183,916	Aier Eye Hospital Group Co. Ltd., Class A (Health Care Equipment & Services)	$ 518,927
5	Alibaba Group Holding Ltd. ADR (Consumer Discretionary Distribution & Retail)*	511
321,476	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)*	4,108,266
16,139	Anji Microelectronics Technology Shanghai Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	335,888
87,600	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	1,038,140
212,741	Bank of Ningbo Co. Ltd., Class A (Banks)	868,271
35,195	Bethel Automotive Safety Systems Co. Ltd., Class A (Automobiles & Components)	446,292
32,300	BYD Co. Ltd., Class A (Automobiles & Components)	1,232,903
17,000	BYD Co. Ltd., Class H (Automobiles & Components)	605,506
416,000	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	402,753
230,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	873,583
220,200	China Merchants Bank Co. Ltd., Class A (Banks)	1,098,893
244,000	China Merchants Bank Co. Ltd., Class H (Banks)	1,213,346
1,960,000	China Petroleum & Chemical Corp., Class H (Energy)	1,097,672
53,800	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	377,178
288,700	China Yangtze Power Co. Ltd., Class A (Utilities)	867,747
470,500	CITIC Securities Co. Ltd., Class H (Financial Services)	1,013,426
56,136	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	1,871,407
332,291	East Money Information Co. Ltd., Class A (Financial Services)	749,741
5,623	H World Group Ltd. ADR (Consumer Services)*	270,129

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
105,700	H World Group Ltd. (Consumer Services)*	$ 506,030
201,000	Haidilao International Holding Ltd. (Consumer Services)(a)	567,717
81,494	Hongfa Technology Co. Ltd., Class A (Capital Goods)	396,178
88,800	Hualan Biological Engineering, Inc., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	286,370
94,400	Hundsun Technologies, Inc., Class A (Software & Services)	544,124
27,279	KE Holdings, Inc. ADR (Real Estate Management & Development)*	475,200
186,000	Kingdee International Software Group Co. Ltd. (Software & Services)*	326,256
11,019	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	2,908,182
41,900	Li Auto, Inc., Class A (Automobiles & Components)*	899,469
171,574	Luxshare Precision Industry Co. Ltd., Class A (Technology Hardware & Equipment)	777,282
136,900	Mango Excellent Media Co. Ltd., Class A (Media & Entertainment)	659,009
141,190	Meituan, Class B (Consumer Services)*(a)	2,695,334
113,200	Midea Group Co. Ltd., Class A (Consumer Durables & Apparel)	940,825
59,967	Montage Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	486,193
245,036	NARI Technology Co. Ltd., Class A (Capital Goods)	834,459
62,985	NetEase, Inc. (Media & Entertainment)	1,371,834
42,197	Ningbo Orient Wires & Cables Co. Ltd., Class A (Capital Goods)	274,700
52,900	Ningbo Tuopu Group Co. Ltd., Class A (Automobiles & Components)	544,587
60,797	Oppein Home Group, Inc., Class A (Consumer Durables & Apparel)	915,892
572,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	670,913
33,600	Ping An Insurance Group Co. of China Ltd., Class A (Insurance)	248,240

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
345,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	$ 2,517,570
1,305,700	Postal Savings Bank of China Co. Ltd., Class A (Banks)	949,649
559,000	Postal Savings Bank of China Co. Ltd., Class H (Banks)(a)	344,622
21,050	SG Micro Corp., Class A (Semiconductors & Semiconductor Equipment)	248,771
49,200	Shanghai M&G Stationery, Inc., Class A (Commercial & Professional Services)	308,256
85,278	Shenzhen Inovance Technology Co. Ltd., Class A (Capital Goods)	848,284
20,598	Shenzhen Kedali Industry Co. Ltd., Class A (Automobiles & Components)	366,760
20,000	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	829,926
56,612	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	884,617
56,000	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	549,028
58,250	Sunresin New Materials Co. Ltd., Class A (Materials)	471,531
122,300	Tencent Holdings Ltd. (Media & Entertainment)	5,621,049
21,700	Trip.com Group Ltd. (Consumer Services)*	886,289
82,000	Tsingtao Brewery Co. Ltd., Class H (Food, Beverage & Tobacco)	737,372
138,200	Venustech Group, Inc., Class A (Software & Services)	566,342
38,498	Wanhua Chemical Group Co. Ltd., Class A (Materials)	527,707
58,339	Will Semiconductor Co. Ltd. Shanghai, Class A (Semiconductors & Semiconductor Equipment)	839,126
76,828	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	730,820
81,078	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	318,051
93,228	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples Distribution & Retail)	496,173

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
371,470	Yunnan Aluminium Co. Ltd., Class A (Materials)	$ 773,052
170,219	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Capital Goods)	664,352
150,299	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Capital Goods)	456,461

		57,255,181

Hong Kong – 3.9%
45,400	AIA Group Ltd. (Insurance)	454,215
16,401	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	691,500
1,368,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	620,666
304,000	Sino Land Co. Ltd. (Real Estate Management & Development)	373,167
21,500	Techtronic Industries Co. Ltd. (Capital Goods)	244,252

		2,383,800

Taiwan – 0.8%
55,000	Chroma ATE, Inc. (Technology Hardware & Equipment)	484,471

TOTAL INVESTMENTS – 98.1% (Cost $56,209,768)		$60,123,452

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		1,143,809

NET ASSETS – 100.0%		$61,267,261

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	— American Depositary Receipt

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Sector Name	% of Market Value
Consumer Discretionary	26.7%
Financials	18.0
Communication Services	12.7
Industrials	11.3
Information Technology	8.6
Consumer Staples	8.3
Health Care	5.6
Materials	2.9
Energy	2.4
Utilities	2.1
Real Estate	1.4
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.4%
Brazil – 4.2%
11,954,979	Caixa Seguridade Participacoes SA (Insurance)	$ 27,278,715
1,677,900	Hypera SA (Pharmaceuticals, Biotechnology & Life Sciences)	15,349,924
32,063	MercadoLibre, Inc. (Consumer Discretionary Distribution & Retail)*	39,695,597
4,674,500	Odontoprev SA (Health Care Equipment & Services)	12,119,349
4,955,400	Sendas Distribuidora SA (Consumer Staples Distribution & Retail)	14,115,620
3,486,800	TIM SA (Telecommunication Services)	10,573,769
1,964,000	TOTVS SA (Software & Services)	12,281,360

		131,414,334

China – 29.7%
8,650,324	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)*	110,545,829
2,201,200	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	26,086,232
1,097,000	BYD Co. Ltd., Class H (Automobiles & Components)	39,072,972
6,664,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	25,311,131
9,507,500	China Merchants Bank Co. Ltd., Class H (Banks)	47,278,244
887,176	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	29,575,804
1,916,000	ENN Energy Holdings Ltd. (Utilities)	23,288,600
4,204,000	Haidilao International Holding Ltd. (Consumer Services)(a)	11,874,044
2,057,700	Hualan Biological Engineering, Inc., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	6,635,845
988,725	KE Holdings, Inc. ADR (Real Estate Management & Development)*	17,223,589
312,651	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	82,516,200
3,718,640	Meituan, Class B (Consumer Services)*(a)	70,989,282
1,815,300	NetEase, Inc. (Media & Entertainment)	39,537,840
75,000	Oppein Home Group, Inc., Class A (Consumer Durables & Apparel)	1,129,857

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
11,744,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	$ 13,774,821
775,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	5,650,869
6,901,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	50,289,453
472,429	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	19,604,054
2,095,300	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	22,241,231
921,988	Silergy Corp. (Semiconductors & Semiconductor Equipment)	9,752,218
1,308,441	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	20,445,651
1,279,900	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	12,548,241
1,362,040	Sunresin New Materials Co. Ltd., Class A (Materials)	11,025,659
3,915,400	Tencent Holdings Ltd. (Media & Entertainment)	179,956,297
1,992,300	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	18,951,582
12,362,592	Yunnan Aluminium Co. Ltd., Class A (Materials)	25,727,329
4,412,992	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Capital Goods)	17,223,571

		938,256,445

Egypt – 0.4%
8,531,781	Commercial International Bank Egypt SAE (Banks)	13,935,109

Greece – 2.1%
925,495	JUMBO SA (Consumer Discretionary Distribution & Retail)	27,617,178
4,420,820	National Bank of Greece SA (Banks)*	30,444,938
916,761	Sarantis SA (Household & Personal Products)	7,670,721

		65,732,837

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 2.1%
1,585,400	AIA Group Ltd. (Insurance)	$ 15,861,517
544,313	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	22,949,339
36,085,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	16,366,134
1,105,500	Techtronic Industries Co. Ltd. (Capital Goods)	12,559,092

		67,736,082

India – 14.8%
356,903	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	10,571,371
292,512	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	18,413,982
2,382,531	Axis Bank Ltd. (Banks)	27,659,980
529,897	Cartrade Tech Ltd. (Consumer Discretionary Distribution & Retail)*	3,235,603
232,385	Coforge Ltd. (Software & Services)	13,310,312
630,565	Computer Age Management Services Ltd. (Commercial & Professional Services)	18,090,984
120,956	Craftsman Automation Ltd. (Capital Goods)	6,850,970
3,399,584	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	12,160,085
979,850	Godrej Properties Ltd. (Real Estate Management & Development)*	20,756,851
1,272,528	HDFC Bank Ltd. (Banks)	25,547,387
4,906,347	ICICI Bank Ltd. (Banks)	59,795,989
244,990	Info Edge India Ltd. (Media & Entertainment)	13,691,781
1,753,234	Infosys Ltd. (Software & Services)	29,017,995
1,037,672	Jio Financial Services Ltd. (Financial Services)*	3,303,569
385,502	Navin Fluorine International Ltd. (Materials)	20,001,586
590,418	Netweb Technologies India Ltd. (Technology Hardware Storage & Peripherals)*	6,285,086
857,591	Reliance Industries Ltd. (Energy)	26,622,182
772,609	Route Mobile Ltd. (Software & Services)	14,111,191
1,203,919	SBI Life Insurance Co. Ltd. (Insurance)(a)	18,793,308
2,355,609	Sona Blw Precision Forgings Ltd. (Automobiles & Components)(a)	16,343,516

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
2,327,702	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 32,377,820
2,977,030	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	31,120,222
350,258	TeamLease Services Ltd. (Commercial & Professional Services)*	10,046,281
28,419,680	Zomato Ltd. (Consumer Services)*	29,093,615

		467,201,666

Indonesia – 3.8%
66,281,200	Bank BTPN Syariah Tbk PT (Banks)	9,372,539
89,020,600	Bank Central Asia Tbk PT (Banks)	53,913,702
177,241,700	BFI Finance Indonesia Tbk PT (Financial Services)	15,519,695
337,525,000	Map Aktif Adiperkasa PT (Consumer Discretionary Distribution & Retail)	18,129,659
399,875,000	Nusantara Sejahtera Raya Tbk PT (Hotels, Restaurants & Leisure)*(a)	7,159,566
300,456,400	Pakuwon Jati Tbk PT (Real Estate Management & Development)	9,572,555
10,272,471	Semen Indonesia Persero Tbk PT (Materials)	4,753,371

		118,421,087

Mexico – 4.0%
3,537,900	Alsea SAB de CV (Consumer Services)*	12,277,538
2,218,799	Arca Continental SAB de CV (Food, Beverage & Tobacco)	22,229,066
5,913,300	Banco del Bajio SA (Banks)(a)	18,027,708
8,732,750	Gentera SAB de CV (Financial Services)	11,327,281
8,525,834	Prologis Property Mexico SA de CV REIT (Equity Real Estate Investment Trusts)	31,583,009
7,553,700	Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	31,446,308

		126,890,910

Philippines – 1.6%
6,701,250	BDO Unibank, Inc. (Banks)	17,721,796
681,601	Del Monte Pacific Ltd. (Food, Beverage & Tobacco)	87,051
3,179,300	Jollibee Foods Corp. (Consumer Services)	14,766,990

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Philippines – (continued)
123,574,900	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	$ 18,408,162

		50,983,999

Poland – 0.9%
265,478	Dino Polska SA (Consumer Staples Distribution & Retail)*(a)	29,563,638

Romania – 0.7%
841,023	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA (Utilities)*	21,028,386

Russia – 0.0%
10,483,256	Detsky Mir PJSC (Consumer Discretionary Distribution & Retail)*(a)(b)	—
2,495,750	Renaissance Insurance Group JSC (Insurance)*(b)	—
4,327,745	Sberbank of Russia PJSC (Banks)(b)	—

		—

Saudi Arabia – 2.2%
1,457,418	Alinma Bank (Banks)	14,369,499
305,763	Co. For Cooperative Insurance (The) (Insurance)	11,638,489
3,410,496	Saudi Arabian Oil Co. (Energy)(a)	29,472,775
1,338,235	Saudi National Bank (The) (Banks)	13,751,451

		69,232,214

Singapore – 0.3%
7,586,393	Nanofilm Technologies International Ltd. (Materials)	6,507,183
573,023	TDCX, Inc. ADR (Commercial & Professional Services)*	4,108,575

		10,615,758

Slovenia – 0.7%
1,186,774	Nova Ljubljanska Banka dd GDR (Banks)	20,704,834

South Africa – 1.5%
1,409,615	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	22,110,866

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
1,552,394	JSE Ltd. (Financial Services)	$ 7,944,368
23,375,591	Old Mutual Ltd. (Insurance)	17,005,183

		47,060,417

South Korea – 11.1%
139,389	JYP Entertainment Corp. (Media & Entertainment)	14,923,390
396,397	Kia Corp. (Automobiles & Components)	25,725,893
62,520	LG Chem Ltd. (Materials)	31,804,306
381,881	LG Electronics, Inc. (Consumer Durables & Apparel)	32,506,231
110,051	NAVER Corp. (Media & Entertainment)	19,607,497
37,981	NCSoft Corp. (Media & Entertainment)	8,239,832
185,816	Orion Corp. (Food, Beverage & Tobacco)	16,538,609
19,573	Samsung Biologics Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	11,752,969
3,436,697	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	188,168,324

		349,267,051

Taiwan – 13.0%
3,441,754	Chailease Holding Co. Ltd. (Financial Services)*	22,789,204
1,423,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	16,611,697
1,488,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	32,743,320
330,720	momo.com, Inc. (Consumer Discretionary Distribution & Retail)	6,316,497
1,311,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	13,589,755
15,128,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	273,191,382
782,451	Tong Hsing Electronic Industries Ltd. (Technology Hardware & Equipment)	3,935,769
2,852,000	Unimicron Technology Corp. (Technology Hardware & Equipment)	16,837,665

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
16,267,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	$ 24,444,417

		410,459,706

Thailand – 1.5%
14,984,900	Airports of Thailand PCL (Transportation)*	31,308,494
3,764,900	PTT Exploration & Production PCL (Energy)	17,581,173

		48,889,667

United Arab Emirates – 0.9%
11,490,487	Abu Dhabi Commercial Bank PJSC (Banks)	27,467,798

United States – 0.9%
9,794,700	Samsonite International SA (Consumer Durables & Apparel)*(a)	29,189,609

TOTAL COMMON STOCKS (Cost $2,747,742,858)		$3,044,051,547

Shares	Description	Rate	Value

Preferred Stock – 0.7%
Brazil – 0.7%
3,854,300	Itau Unibanco Holding SA (Banks)
(Cost $21,062,114)		5.35%	$ 23,343,833

Shares	Description	Value

Exchange-Traded Fund – 1.8%
United States – 1.8%
1,702,420	iShares ESG Aware MSCI EM ETF
(Cost $52,721,237)		$ 57,235,361

Shares	Dividend Rate	Value

Investment Company – 0.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,804,515	5.220%	$ 7,804,515
(Cost $7,804,515)

TOTAL INVESTMENTS – 99.1% (Cost $2,829,330,724)		$3,132,435,256

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		25,701,196

NET ASSETS – 100.0%		$3,158,136,452

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

Sector Name	% of Market Value
Information Technology	20.9%
Financials	20.7
Consumer Discretionary	18.5
Consumer Staples	9.6
Communication Services	9.1
Health Care	4.8
Industrials	4.8
Materials	3.2
Real Estate	2.5
Energy	2.4
Exchange-Traded Fund	1.8
Utilities	1.4
Investment Company	0.3
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.4%
Brazil – 6.7%
42,500	Caixa Seguridade Participacoes SA (Insurance)	$ 96,976
5,700	Hypera SA (Pharmaceuticals, Biotechnology & Life Sciences)	52,145
106	MercadoLibre, Inc. (Consumer Discretionary Distribution & Retail)*	131,233
15,700	Odontoprev SA (Health Care Equipment & Services)	40,705
4,900	Sao Martinho SA (Food, Beverage & Tobacco)	34,682
18,100	Sendas Distribuidora SA (Consumer Staples Distribution & Retail)	51,559
11,300	TIM SA (Telecommunication Services)	34,267
6,800	TOTVS SA (Software & Services)	42,522

		484,089

Egypt – 0.4%
18,353	Commercial International Bank Egypt SAE (Banks)	29,976

Greece – 2.4%
2,108	JUMBO SA (Consumer Discretionary Distribution & Retail)	62,904
15,491	National Bank of Greece SA (Banks)*	106,682

		169,586

India – 22.4%
1,001	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	29,649
991	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	62,385
7,020	Axis Bank Ltd. (Banks)	81,499
7,023	Bharti Airtel Ltd. (Telecommunication Services)	76,059
599	Coforge Ltd. (Software & Services)	34,309
1,778	Computer Age Management Services Ltd. (Commercial & Professional Services)	51,011
352	Craftsman Automation Ltd. (Capital Goods)	19,937
8,359	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	29,900

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
4,990	Godrej Consumer Products Ltd. (Household & Personal Products)*	$ 62,907
2,150	Godrej Properties Ltd. (Real Estate Management & Development)*	45,545
4,060	Gokaldas Exports Ltd. (Consumer Durables & Apparel)*	26,493
6,761	HDFC Bank Ltd. (Banks)	135,735
11,045	Hindalco Industries Ltd. (Materials)	62,265
2,297	Home First Finance Co. India Ltd. (Financial Services)(a)	24,315
13,525	ICICI Bank Ltd. (Banks)	164,836
546	Info Edge India Ltd. (Media & Entertainment)	30,514
5,645	Infosys Ltd. (Software & Services)	93,431
3,411	Jio Financial Services Ltd. (Financial Services)*	10,859
4,249	Kfin Technologies Ltd. (Financial Services)*	19,973
890	Navin Fluorine International Ltd. (Materials)	46,177
3,142	Reliance Industries Ltd. (Energy)	97,537
1,956	Route Mobile Ltd. (Software & Services)	35,725
2,806	SBI Life Insurance Co. Ltd. (Insurance)(a)	43,802
5,913	Sona Blw Precision Forgings Ltd. (Automobiles & Components)(a)	41,025
2,808	Spandana Sphoorty Financial Ltd. (Financial Services)*(b)	28,560
5,425	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	75,461
8,636	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	90,276
675	TeamLease Services Ltd. (Commercial & Professional Services)*	19,361
76,162	Zomato Ltd. (Consumer Services)*	77,968

		1,617,514

Indonesia – 5.3%
190,400	Bank BTPN Syariah Tbk PT (Banks)	26,924
371,700	Bank Central Asia Tbk PT (Banks)	225,113
411,400	BFI Finance Indonesia Tbk PT (Financial Services)	36,023

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
947,000	Map Aktif Adiperkasa PT (Consumer Discretionary Distribution & Retail)	$ 50,867
924,200	Nusantara Sejahtera Raya Tbk PT (Hotels, Restaurants & Leisure)*(a)	16,547
768,900	Pakuwon Jati Tbk PT (Real Estate Management & Development)	24,497

		379,971

Mexico – 7.0%
12,800	Alsea SAB de CV (Consumer Services)*	44,420
10,027	Arca Continental SAB de CV (Food, Beverage & Tobacco)	100,456
24,600	Bolsa Mexicana de Valores SAB de CV (Financial Services)	52,153
9,700	Grupo Financiero Banorte SAB de CV, Class O (Banks)	91,937
24,926	Prologis Property Mexico SA de CV REIT (Equity Real Estate Investment Trusts)	92,335
28,700	Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	119,479

		500,780

Philippines – 1.9%
18,360	BDO Unibank, Inc. (Banks)	48,554
8,410	Jollibee Foods Corp. (Consumer Services)	39,062
329,800	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	49,128

		136,744

Poland – 1.3%
841	Dino Polska SA (Consumer Staples Distribution & Retail)*(a)	93,654

Saudi Arabia – 4.0%
6,335	Alinma Bank (Banks)	62,460
1,298	Co. For Cooperative Insurance (The) (Insurance)	49,407
13,573	Saudi Arabian Oil Co. (Energy)(a)	117,295
5,767	Saudi National Bank (The) (Banks)	59,261

		288,423

Shares	Description	Value

Common Stocks – (continued)
Singapore – 1.0%
22,600	Nanofilm Technologies International Ltd. (Materials)	$ 19,385
644	Sea Ltd. ADR (Media & Entertainment)*	42,839
1,217	TDCX, Inc. ADR (Commercial & Professional Services)*	8,726

		70,950

Slovenia – 0.8%
3,232	Nova Ljubljanska Banka dd GDR (Banks)	56,386

South Africa – 2.0%
5,036	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	78,993
4,767	JSE Ltd. (Financial Services)	24,395
58,327	Old Mutual Ltd. (Insurance)	42,432

		145,820

South Korea – 17.3%
270	Hyundai Mobis Co. Ltd. (Automobiles & Components)	49,333
385	JYP Entertainment Corp. (Media & Entertainment)	41,219
948	Kia Corp. (Automobiles & Components)	61,525
201	LG Chem Ltd. (Materials)	102,250
1,118	LG Electronics, Inc. (Consumer Durables & Apparel)	95,166
370	NAVER Corp. (Media & Entertainment)	65,922
121	NCSoft Corp. (Media & Entertainment)	26,250
573	Orion Corp. (Food, Beverage & Tobacco)	51,000
12,208	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	668,421
162	Samsung SDI Co. Ltd. (Technology Hardware & Equipment)	84,565

		1,245,651

Taiwan – 19.8%
13,000	Chailease Holding Co. Ltd. (Financial Services)*	86,078
9,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	105,063

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
5,000	E Ink Holdings, Inc. (Technology Hardware & Equipment)	$ 35,859
5,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	110,025
1,200	momo.com, Inc. (Consumer Discretionary Distribution & Retail)	22,919
3,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	31,098
45,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	812,592
4,000	Tong Hsing Electronic Industries Ltd. (Technology Hardware & Equipment)	20,120
13,000	Unimicron Technology Corp. (Technology Hardware & Equipment)	76,750
67,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	100,681
2,000	Universal Vision Biotechnology Co. Ltd. (Health Care Equipment & Services)*	24,956

		1,426,141

Thailand – 2.4%
52,600	Airports of Thailand PCL (Transportation)*	109,899
14,100	PTT Exploration & Production PCL (Energy)	65,844

		175,743

United Arab Emirates – 1.7%
31,194	Abu Dhabi Commercial Bank PJSC (Banks)	74,569
47,230	ADNOC Drilling Co. PJSC (Energy)	50,664

		125,233

TOTAL COMMON STOCKS (Cost $6,303,649)		$6,946,661

Shares	Description	Rate	Value

Preferred Stock – 1.0%
Brazil – 1.0%
11,700	Itau Unibanco Holding SA (Banks)
(Cost $59,853)		5.35%	$ 70,862

Shares	Dividend Rate		Value

Investment Company – 2.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
196,170	5.220%		$ 196,170
(Cost $196,170)

TOTAL INVESTMENTS – 100.1% (Cost $6,559,672)			$7,213,693

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(6,805)

NET ASSETS – 100.0%			$7,206,888

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Sector Name	% of Market Value
Information Technology	30.8%
Financials	24.3
Consumer Discretionary	11.2
Consumer Staples	10.1
Energy	4.6
Communication Services	4.4
Health Care	3.5
Materials	3.2
Industrials	2.9
Investment Company	2.7
Real Estate	2.3
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 94.7%
Brazil – 3.6%
207,463	Caixa Seguridade Participacoes SA (Insurance)	$ 473,386
558	MercadoLibre, Inc. (Consumer Discretionary Distribution & Retail)*	690,832
58,000	TIM SA (Telecommunication Services)	175,886

		1,340,104

China – 30.7%
102,727	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)*	1,312,788
29,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	343,677
17,500	BYD Co. Ltd., Class H (Automobiles & Components)	623,315
98,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	372,223
132,000	China Merchants Bank Co. Ltd., Class H (Banks)	656,401
12,960	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	432,048
40,900	ENN Energy Holdings Ltd. (Utilities)	497,131
61,000	Haidilao International Holding Ltd. (Consumer Services)(a)	172,292
8,860	KE Holdings, Inc. ADR (Real Estate Management & Development)*	154,341
47,630	Meituan, Class B (Consumer Services)*(a)	909,262
26,100	NetEase, Inc. (Media & Entertainment)	568,467
800	Oppein Home Group, Inc., Class A (Consumer Durables & Apparel)	12,052
113,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	827,045
7,500	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	311,222
22,500	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	238,834
11,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	116,351
20,800	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	325,020
19,700	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	193,140
54,000	Tencent Holdings Ltd. (Media & Entertainment)	2,481,902

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
26,700	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	$ 253,982
154,200	Yunnan Aluminium Co. Ltd., Class A (Materials)	320,900
54,450	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Capital Goods)	212,514

		11,334,907

Egypt – 0.4%
98,712	Commercial International Bank Egypt SAE (Banks)	161,228

Greece – 2.4%
13,640	JUMBO SA (Consumer Discretionary Distribution & Retail)	407,024
67,388	National Bank of Greece SA (Banks)*	464,082

		871,106

Hong Kong – 3.5%
37,200	AIA Group Ltd. (Insurance)	372,176
12,667	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	534,067
367,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	166,448
18,500	Techtronic Industries Co. Ltd. (Capital Goods)	210,170

		1,282,861

India – 14.9%
5,558	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	349,883
27,970	Axis Bank Ltd. (Banks)	324,718
51,374	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	183,761
9,814	Godrej Properties Ltd. (Real Estate Management & Development)*	207,897
31,669	HDFC Bank Ltd. (Banks)	635,790
77,988	ICICI Bank Ltd. (Banks)	950,477
3,872	Info Edge India Ltd. (Media & Entertainment)	216,395
24,825	Infosys Ltd. ADR (Software & Services)	413,584
22,904	SBI Life Insurance Co. Ltd. (Insurance)(a)	357,534

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
25,162	Sona Blw Precision Forgings Ltd. (Automobiles & Components)(a)	$ 174,577
23,505	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	326,949
81,266	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	849,510
495,323	Zomato Ltd. (Consumer Services)*	507,069

		5,498,144

Indonesia – 2.5%
1,047,500	Bank BTPN Syariah Tbk PT (Banks)	148,122
1,281,400	Bank Central Asia Tbk PT (Banks)	776,057

		924,179

Mexico – 4.2%
68,100	Alsea SAB de CV (Consumer Services)*	236,327
37,899	Arca Continental SAB de CV (Food, Beverage & Tobacco)	379,692
64,900	Banco del Bajio SA (Banks)(a)	197,859
89,674	Prologis Property Mexico SA de CV REIT (Equity Real Estate Investment Trusts)	332,187
100,400	Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	417,968

		1,564,033

Philippines – 1.2%
57,820	BDO Unibank, Inc. (Banks)	152,908
14,080	Jollibee Foods Corp. (Consumer Services)	65,398
1,436,600	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	214,001

		432,307

Romania – 0.7%
9,773	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA (Utilities)*	244,358

Russia – 0.0%
96,162	Detsky Mir PJSC (Consumer Discretionary Distribution & Retail)*(a)(b)	—

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
16,753	Renaissance Insurance Group JSC (Insurance)*(b)	$ —

		—

Saudi Arabia – 1.6%
23,830	Alinma Bank (Banks)	234,953
5,925	Co. for Cooperative Insurance (The) (Insurance)	225,528
14,024	Saudi National Bank (The) (Banks)	144,108

		604,589

South Africa – 1.8%
29,812	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	467,623
273,971	Old Mutual Ltd. (Insurance)	199,307

		666,930

South Korea – 11.1%
5,405	Kia Corp. (Automobiles & Components)	350,781
719	LG Chem Ltd. (Materials)	365,760
5,752	LG Electronics, Inc. (Consumer Durables & Apparel)	489,618
1,791	NAVER Corp. (Media & Entertainment)	319,098
631	NCSoft Corp. (Media & Entertainment)	136,893
1,977	Orion Corp. (Food, Beverage & Tobacco)	175,963
41,131	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	2,252,032

		4,090,145

Taiwan – 13.7%
57,580	Chailease Holding Co. Ltd. (Financial Services)*	381,260
26,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	572,128
19,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	196,953
185,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,340,657
40,000	Unimicron Technology Corp. (Technology Hardware & Equipment)	236,152

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
218,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	$ 327,588

		5,054,738

Thailand – 1.4%
256,100	Airports of Thailand PCL (Transportation)*	535,079

United Arab Emirates – 1.0%
150,631	Abu Dhabi Commercial Bank PJSC (Banks)	360,080

TOTAL COMMON STOCKS (Cost $34,296,025)		$34,964,788

Shares	Description	Rate	Value

Preferred Stock – 1.0%
Brazil – 1.0%
63,000	Itau Unibanco Holding SA (Banks)
(Cost $339,436)		5.35%	$ 381,564

Shares	Dividend Rate		Value

Investment Company – 2.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,013,551	5.220%		$ 1,013,551
(Cost $1,013,551)

TOTAL INVESTMENTS – 98.4% (Cost $35,649,012)			$36,359,903

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			584,382

NET ASSETS – 100.0%			$36,944,285

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Sector Name	% of Market Value
Financials	24.6%
Information Technology	20.5
Consumer Discretionary	19.0
Communication Services	10.7
Consumer Staples	7.9
Industrials	4.7
Health Care	3.9
Investment Company	2.8
Utilities	2.1
Real Estate	1.9
Materials	1.9
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Denmark – 3.0%
180,743	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$ 29,145,214

Finland – 1.9%
497,227	Neste OYJ (Energy)	18,305,465

France – 8.3%
462,800	BNP Paribas SA (Banks)	30,520,669
1,172,150	Klepierre SA REIT (Equity Real Estate Investment Trusts)	31,113,162
168,711	Vinci SA (Capital Goods)	19,814,670

		81,448,501

Germany – 2.5%
548,475	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	24,097,525

Japan – 19.8%
167,800	Hoya Corp. (Health Care Equipment & Services)	19,541,890
55,000	Keyence Corp. (Technology Hardware & Equipment)	24,680,822
251,400	NIDEC Corp. (Capital Goods)	15,014,859
1,067,300	Nomura Research Institute Ltd. (Software & Services)	30,327,246
1,641,600	ORIX Corp. (Financial Services)	31,578,693
582,100	Shiseido Co. Ltd. (Household & Personal Products)	25,521,631
422,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	19,771,411
883,673	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	27,018,172

		193,454,724

Netherlands – 5.2%
445,408	Aalberts NV (Capital Goods)	20,098,830
903,859	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	31,154,789

		51,253,619

Shares	Description	Value

Common Stocks – (continued)
Singapore – 2.8%
1,043,280	DBS Group Holdings Ltd. (Banks)	$ 26,913,541

Spain – 9.5%
2,673,515	Banco Bilbao Vizcaya Argentaria SA (Banks)	21,191,295
852,097	Cellnex Telecom SA (Telecommunication Services)*(a)	34,798,870
2,974,352	Iberdrola SA (Utilities)	37,124,482

		93,114,647

Sweden – 1.6%
1,661,988	Hexagon AB, Class B (Technology Hardware & Equipment)	16,114,324

Switzerland – 9.9%
357,453	DSM-Firmenich AG (Materials)	39,498,481
863,385	UBS Group AG (Financial Services)	19,157,547
79,829	Zurich Insurance Group AG (Insurance)	38,597,206

		97,253,234

Taiwan – 2.7%
263,712	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	26,147,045

United Kingdom – 18.2%
290,474	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	41,734,258
354,201	Compass Group PLC (Consumer Services)	9,215,487
9,102,477	DS Smith PLC (Materials)	36,190,129
2,159,704	Informa PLC (Media & Entertainment)	21,013,684
142,654	InterContinental Hotels Group PLC (Consumer Services)	10,543,170
399,710	Reckitt Benckiser Group PLC (Household & Personal Products)	29,943,158
3,539,660	Rentokil Initial PLC (Commercial & Professional Services)	28,862,990

		177,502,876

United States – 12.2%
702,501	Experian PLC (Commercial & Professional Services)	27,148,585
122,577	Ferguson PLC (Capital Goods)	19,712,916

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
328,039	Nestle SA (Food, Beverage & Tobacco)	$ 40,191,081
181,340	Schneider Electric SE (Capital Goods)	32,346,009

		119,398,591

TOTAL COMMON STOCKS (Cost $887,966,668)		$954,149,306

Shares	Dividend Rate	Value

Investment Company – 2.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
23,575,885	5.220%	$ 23,575,885
(Cost $23,575,885)

TOTAL INVESTMENTS – 100.0% (Cost $911,542,553)		$977,725,191

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		136,726

NET ASSETS – 100.0%		$977,861,917

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Sector Name	% of Market Value
Financials	19.2%
Industrials	16.7
Consumer Staples	13.0
Information Technology	12.4
Health Care	12.0
Materials	7.7
Communication Services	5.7
Utilities	3.8
Real Estate	3.2
Investment Company	2.4
Consumer Discretionary	2.0
Energy	1.9
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Australia – 5.3%
538,257	Rio Tinto PLC (Materials)	$ 35,577,633
2,136,938	Transurban Group (Transportation)	20,632,243

		56,209,876

Denmark – 1.9%
125,442	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	20,227,804

Finland – 1.7%
1,597,252	Nordea Bank Abp (Banks)	18,078,248

France – 10.0%
533,392	BNP Paribas SA (Banks)	35,176,060
179,527	Gecina SA REIT (Equity Real Estate Investment Trusts)	19,409,129
672,765	Klepierre SA REIT (Equity Real Estate Investment Trusts)	17,857,652
293,500	Vinci SA (Capital Goods)	34,470,815

		106,913,656

Italy – 4.7%
3,390,976	Enel SpA (Utilities)	23,381,462
1,045,071	UniCredit SpA (Banks)	26,461,475

		49,842,937

Japan – 8.9%
1,758,400	ORIX Corp. (Financial Services)	33,825,520
346,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	16,229,424
650,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	19,895,057
167,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	25,094,557

		95,044,558

Netherlands – 10.9%
1,240,364	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	42,753,659
9,172,808	Koninklijke KPN NV (Telecommunication Services)(a)	33,189,575

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
1,322,567	Shell PLC (Energy)	$ 40,084,096

		116,027,330

Singapore – 3.8%
824,200	DBS Group Holdings Ltd. (Banks)	21,261,924
2,690,600	Singapore Exchange Ltd. (Financial Services)	19,667,735

		40,929,659

Spain – 3.3%
2,799,583	Iberdrola SA (Utilities)	34,943,096

Switzerland – 4.4%
163,820	DSM-Firmenich AG (Materials)	18,102,075
59,902	Zurich Insurance Group AG (Insurance)	28,962,530

		47,064,605

Taiwan – 3.1%
1,834,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	33,117,646

United Kingdom – 22.1%
203,467	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	29,233,405
5,391,049	BP PLC (Energy)	33,448,539
546,073	Coca-Cola Europacific Partners PLC (Food, Beverage & Tobacco)	34,615,568
9,233,914	DS Smith PLC (Materials)	36,712,703
4,158,856	HSBC Holdings PLC (Banks)	34,545,229
1,901,597	National Grid PLC (Utilities)	25,205,367
264,545	Reckitt Benckiser Group PLC (Household & Personal Products)	19,817,650
398,031	Unilever PLC (Household & Personal Products)	21,387,388

		234,965,849

United States – 17.2%
148,708	Ferguson PLC (Capital Goods)	23,915,321
333,970	Nestle SA (Food, Beverage & Tobacco)	40,917,742
95,623	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	29,648,052

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
332,119	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	$ 35,431,981
126,160	Schneider Electric SE (Capital Goods)	22,503,433
299,430	Swiss Re AG (Insurance)	31,242,340

		183,658,869

TOTAL COMMON STOCKS (Cost $953,747,135)		$1,037,024,133

Shares	Dividend Rate	Value

Investment Company – 3.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
41,508,639	5.220%	$ 41,508,639
(Cost $41,508,639)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $995,255,774)		$1,078,532,772

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
16,014,857	5.220%	$ 16,014,857
(Cost $16,014,857)

TOTAL INVESTMENTS – 102.7% (Cost $1,011,270,631)		$1,094,547,629

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.7)%		(28,531,481)

NET ASSETS – 100.0%		$1,066,016,148

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Sector Name	% of Market Value
Financials	24.2%
Consumer Staples	14.6
Health Care	12.3
Industrials	9.3
Materials	8.3
Utilities	7.6
Energy	6.7
Information Technology	5.3
Investment Company	3.8
Real Estate	3.4
Communication Services	3.0
Securities Lending Reinvestment Vehicle	1.5
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2023:

CHINA EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,123,018	$59,000,434	$—

Total	$1,123,018	$59,000,434	$—

EMERGING MARKETS EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$47,060,417	$13,935,109	$—
Asia	84,853,196	2,473,678,277	—
Europe	56,316,285	80,713,410	—
North America	126,890,910	29,189,609	—
South America	131,414,334	23,343,833	—
Investment Company	7,804,515	—	—
Exchange-Traded Fund	57,235,361	—	—

Total	$511,575,018	$2,620,860,238	$—

EMERGING MARKETS EQUITY EX. CHINA FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$145,820	$29,976	$—
Asia	277,072	5,160,738	28,560
Europe	62,904	256,722	—
North America	500,780	—	—
South America	484,089	70,862	—
Investment Company	196,170	—	—

Total	$1,666,835	$5,518,298	$28,560

ESG EMERGING MARKETS EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$666,930	$161,228	$—
Asia	1,153,533	28,963,496	—
Europe	651,382	464,082	—
North America	1,564,033	—	—
South America	1,340,104	381,564	—
Investment Company	1,013,551	—	—

Total	$6,389,533	$29,970,370	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL EQUITY ESG FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$26,147,045	$220,368,265	$—
Europe	39,498,481	548,736,924	—
North America	—	119,398,591	—
Investment Company	23,575,885	—	—

Total	$89,221,411	$888,503,780	$—

INTERNATIONAL EQUITY INCOME FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$169,091,863	$—
Europe	52,717,643	575,345,882	—
North America	—	183,658,869	—
Oceania	—	56,209,876	—
Investment Company	41,508,639	—	—
Securities Lending Reinvestment Vehicle	16,014,857	—	—

Total	$110,241,139	$984,306,490	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

D. Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein the China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds (in this section, the “Funds”) may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

ESG Standards Risk — The ESG Emerging Markets Equity and International Equity ESG Funds’ adherence to their environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Funds’ exposure to certain companies, sectors, regions, and countries and may affect the Funds’ performance depending on whether such investments are in or out of favor. For example, the Funds will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Funds will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Emerging Markets Equity, Emerging Markets Equity ex. China, and ESG Emerging Markets Equity Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.